CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 20,162	$ 21,520
Advances receivable	175,501	98,352
Due from related parties	4,518	0
Prepaid expenses and deposits	68,263	67,971
Total Current Assets	268,444	187,843
Non-Current Assets
Property, plant and equipment	16,275	35,403
Exploration and evaluation assets	27,633,564	27,857,769
Intangible assets	1	1
Total Non-Current Assets	27,649,840	27,893,173
Total Assets	27,918,284	28,081,016
Current Liabilities
Accounts payable	359,651	403,613
Accrued liabilities	67,132	209,930
Due to related parties	237,305	127,909
Employee retention allowance	208,153	596,849
Loan	122,753	0
Current Liabilities	994,994	1,338,301
Common share purchase warrants	67,305	85,633
Total Liabilities	1,062,299	1,423,934
Shareholders' Equity
Share capital	77,286,874	77,048,991
Reserves	8,219,502	8,197,193
Deficit	(58,650,391)	(58,589,102)
Total Shareholders' Equity	26,855,985	26,657,082
Total Liabilities and Shareholders' Equity	$ 27,918,284	$ 28,081,016